Schedule of fair value of stock options granted (Details)	12 Months Ended
	Jul. 31, 2019 CAD ($) Year	Jul. 31, 2018 CAD ($) Year
Disclosure of range of exercise prices of outstanding share options [line items]
Expected life of options (years) | Year		7
Expected annualized volatility		65.00%
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 0.75	$ 1.37
Stock price	$ 5.09	$ 1.37
Risk-free interest rate	1.54%	2.06%
Expected life of options (years) | Year	5
Expected annualized volatility	64.00%
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price	$ 8.95	$ 5.14
Stock price	$ 8.50	$ 5.14
Risk-free interest rate	2.42%	2.37%
Expected life of options (years) | Year	7
Expected annualized volatility	76.00%